Note 7 - Balance Sheet Disclosures - Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance as of Jan. 1	€ 267		€ 43
Additions	35		224
Balance as of Dec. 31	302		267		€ 43
Balance as of Jan. 1	(61)		(27)
Impairment	(170)		0		0
Amortization	(68)		(34)		(11)
Balance as of Dec. 31	(299)		(61)		(27)
Carrying Amount as of Jan. 1	206	[1]	16
Carrying Amount as of Dec. 31	3		206	[1]	16
Website [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	45		43
Additions	0		2
Balance as of Dec. 31	45		45		43
Balance as of Jan. 1	(38)		(27)
Impairment	(1)
Amortization	(6)		(11)
Balance as of Dec. 31	(45)		(38)		(27)
Carrying Amount as of Jan. 1	7		16
Carrying Amount as of Dec. 31	0		7		16
Software [member]
Statement Line Items [Line Items]
Balance as of Jan. 1	222		0
Additions	35		222
Balance as of Dec. 31	257		222		0
Balance as of Jan. 1	(23)		0
Impairment	(169)
Amortization	(62)		(23)
Balance as of Dec. 31	(254)		(23)		0
Carrying Amount as of Jan. 1	199		0
Carrying Amount as of Dec. 31	€ 3		€ 199		€ 0

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.